CONCENTRATIONS	12 Months Ended
Mar. 31, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 22 -	CONCENTRATIONS

Revenue Concentrations
Five customers accounted for substantially all of the Company’s revenues for Fiscal 2016. Included in these customers are three customers that accounted for approximately 37%, 28% and 27% of revenues each, respectively.

Seven customers accounted for substantially all of the Company’s revenues for Fiscal 2015. Included in these customers are three customers that accounted for approximately 55%, 24% and 11% of revenues each, respectively.

Ten customers accounted for substantially all of the Company’s revenues for Fiscal 2014. Included in these customers are three customers that accounted for approximately 88 percent of revenues for Fiscal 2014.

Accounts Receivable Concentrations
Four customers accounted for substantially all of the Company’s accounts receivable as of March 31, 2016. Included in these customers are three customers that accounted for approximately 54%, 30% and 8% of revenues each, respectively.

Five customers accounted for substantially all of the Company’s accounts receivable as of March 31, 2015. Included in these customers are four customers that accounted for approximately 46%, 26%, 17% and 11% of revenues each, respectively.

Five customers accounted for substantially all of the Company’s accounts receivable as of March 31, 2014. Included in these customers are three customers that accounted for approximately 83% of accounts receivable as of March 31, 2014.

Purchasing Concentrations
Seven suppliers accounted for more than 80% of the Company’s purchases of raw materials for Fiscal 2016. Included in these seven suppliers are three suppliers that accounted for approximately 44%, 20% and 10% of revenues each, respectively.

Seven suppliers accounted for more than 80% of the Company’s purchases of raw materials for Fiscal 2015. Included in these seven suppliers are four suppliers that accounted for approximately 38%, 11%, 10% and 10% of revenues each, respectively.

Seven suppliers accounted for more than 80% of the Company’s purchases of raw materials for Fiscal 2014. Included in these seven suppliers are two suppliers that accounted for approximately 52% of raw material purchases for Fiscal 2014.